Recently issued accounting pronouncements	6 Months Ended
Jun. 30, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2022-04, Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations, which requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. See note 21(c) for details.
(b)Recently issued accounting guidance not yet adopted

The FASB issued ASU 2023-02, Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method — a consensus of the Emerging Issues Task Force, which permits a reporting entity, if certain conditions are met, to elect to account for its tax equity investments by using the proportional amortization method regardless of the program from which it receives income tax credits. The amendments in this update are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the applicability and potential impact of the new guidance.